Equity Activity (Tables)	12 Months Ended
Dec. 31, 2020
Equity Activity
Reclassifications and taxes related to items of other comprehensive income

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2020:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(1,500)	$535	$(965)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(1)	$0	$0
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$(1)	$0	$0
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(349)	$89	$(261)
Reclassification of (gains)/losses to:
Cost of services	(23)	6	(18)
Cost of sales	(2)	1	(2)
Cost of financing	27	(7)	20
SG&A expense	0	0	0
Other (income) and expense	(101)	25	(75)
Interest expense	78	(20)	58
Total unrealized gains/(losses) on cash flow hedges	$(370)	$94	$(277)
Retirement-related benefit plans(1)
Prior service costs/(credits)	$(37)	$7	$(29)
Net (losses)/gains arising during the period	(1,678)	295	(1,383)
Curtailments and settlements	52	(14)	38
Amortization of prior service (credits)/costs	13	(1)	12
Amortization of net (gains)/losses	2,314	(451)	1,863
Total retirement-related benefit plans	$664	$(163)	$501
Other comprehensive income/(loss)	$(1,206)	$466	$(740)

(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2019:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(39)	$29	$(10)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$1	$0	$1
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$1	$0	$1
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(689)	$167	$(522)
Reclassification of (gains)/losses to:
Cost of services	(68)	17	(50)
Cost of sales	(51)	15	(37)
Cost of financing	89	(22)	67
SG&A expense	(53)	14	(39)
Other (income) and expense	(39)	10	(29)
Interest expense	197	(50)	148
Total unrealized gains/(losses) on cash flow hedges	$(614)	$151	$(463)
Retirement-related benefit plans(1)
Prior service costs/(credits)	$(73)	$10	$(63)
Net (losses)/gains arising during the period	(120)	52	(68)
Curtailments and settlements	41	(12)	29
Amortization of prior service (credits)/costs	(9)	5	(4)
Amortization of net (gains)/losses	1,843	(371)	1,471
Total retirement-related benefit plans	$1,681	$(316)	$1,365
Other comprehensive income/(loss)	$1,029	$(136)	$893

(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

($ in millions)
	Before Tax	Tax (Expense)/	Net of Tax
For the year ended December 31, 2018:	Amount	Benefit	Amount
Other comprehensive income/(loss)
Foreign currency translation adjustments	$(730)	$(172)	$(902)
Net changes related to available-for-sale securities
Unrealized gains/(losses) arising during the period	$(2)	$1	$(1)
Reclassification of (gains)/losses to other (income) and expense	—	—	—
Total net changes related to available-for-sale securities	$(2)	$1	$(1)
Unrealized gains/(losses) on cash flow hedges
Unrealized gains/(losses) arising during the period	$(136)	$43	$(93)
Reclassification of (gains)/losses to:
Cost of services	(30)	8	(22)
Cost of sales	(8)	3	(5)
Cost of financing	75	(19)	56
SG&A expense	0	0	0
Other (income) and expense	341	(86)	255
Interest expense	71	(18)	53
Total unrealized gains/(losses) on cash flow hedges	$313	$(69)	$244
Retirement-related benefit plans(1)
Prior service costs/(credits)	$(182)	$31	$(151)
Net (losses)/gains arising during the period	(2,517)	576	(1,941)
Curtailments and settlements	11	(2)	9
Amortization of prior service (credits)/costs	(73)	5	(68)
Amortization of net (gains)/losses	2,966	(632)	2,334
Total retirement-related benefit plans	$204	$(21)	$184
Other comprehensive income/(loss)	$(215)	$(262)	$(476)

(1)These AOCI components are included in the computation of net periodic pension cost. Refer to note V, “Retirement-Related Benefits,” for additional information.

Accumulated other comprehensive income/(loss) (net of tax)

($ in millions)
				Net Change	Net Unrealized
	Net Unrealized	Foreign		Retirement-	Gains/(Losses)	Accumulated
	Gains/(Losses)	Currency		Related	on Available-	Other
	on Cash Flow	Translation		Benefit	For-Sale	Comprehensive
	Hedges	Adjustments	*	Plans	Securities	Income/(Loss)
December 31, 2017	$35	$(2,834)		$(23,796)	$3	$(26,592)
Cumulative effect of a change in accounting principle**	5	46		(2,471)	(2)	(2,422)
Other comprehensive income before reclassifications	(93)	(902)		(2,092)	(1)	(3,089)
Amount reclassified from accumulated other comprehensive income	337	—		2,276	—	2,612
Total change for the period	244	(902)		184	(1)	(476)
December 31, 2018	284	(3,690)		(26,083)	0	(29,490)
Other comprehensive income before reclassifications	(522)	(10)		(131)	1	(663)
Amount reclassified from accumulated other comprehensive income	59	—		1,496	—	1,556
Total change for the period	(463)	(10)		1,365	1	893
December 31, 2019	(179)	(3,700)		(24,718)	0	(28,597)
Other comprehensive income before reclassifications	(261)	(965)		(1,412)	0	(2,638)
Amount reclassified from accumulated other comprehensive income	(16)	—		1,914	—	1,898
Total change for the period	$(277)	$(965)		$501	$0	$(740)
December 31, 2020	$(456)	$(4,665)		$(24,216)	$0	$(29,337)

*	Foreign currency translation adjustments are presented gross except for any associated hedges which are presented net of tax.
**	Reflects the adoption of FASB guidance. Refer to note B, “Accounting Changes”.